Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	$ 214,428	$ 171,625	$ 176,595
Selling expenses	82,764	73,717	69,728
Administrative expenses	69,122	55,598	45,170
Expenses by nature	366,314	300,940	291,493
Salaries and social security taxes [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	76,213	70,230	68,495
Selling expenses	10,521	10,509	10,899
Administrative expenses	24,024	21,192	15,474
Expenses by nature	110,758	101,931	94,868
Pension plans [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	1,670	2,579	3,307
Selling expenses	231	386	526
Administrative expenses	527	778	747
Expenses by nature	2,428	3,743	4,580
Communications expenses [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	2,370	1,381	1,579
Selling expenses	2,425	2,630	3,503
Administrative expenses	10	4	3
Expenses by nature	4,805	4,015	5,085
Allowance for the impairment of trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	6,662	6,847	11,902
Administrative expenses
Expenses by nature	6,662	6,847	11,902
Supplies consumption [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	10,316	10,145	13,733
Selling expenses
Administrative expenses	745	1,025	1,289
Expenses by nature	11,061	11,170	15,022
Leases and insurance [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	659	609
Selling expenses	14	14	3
Administrative expenses	1,861	2,885	3,102
Expenses by nature	2,534	3,508	3,105
Security service [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	2,910	3,453	3,074
Selling expenses	213	445	262
Administrative expenses	1,597	549	707
Expenses by nature	4,720	4,447	4,043
Fees and remuneration for services [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	49,005	31,903	35,380
Selling expenses	18,882	17,875	18,836
Administrative expenses	29,640	20,679	15,689
Expenses by nature	97,527	70,457	69,905
Public relations and marketing [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	6,646	5,905	704
Administrative expenses
Expenses by nature	6,646	5,905	704
Advertising and sponsorship [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	3,424	3,042	364
Administrative expenses
Expenses by nature	3,424	3,042	364
Reimbursements to personnel [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	4	6	6
Expenses by nature	4	6	6
Depreciation of property plants and equipments [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	65,094	44,566	43,426
Selling expenses	9,700	6,641	6,471
Administrative expenses	7,959	5,449	5,310
Expenses by nature	82,753	56,656	55,207
Depreciation of right of use asset [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	283	322	277
Selling expenses	566	643	554
Administrative expenses	1,980	2,251	1,946
Expenses by nature	2,829	3,216	2,777
Directors and supervisory committee members fees [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	161	215	215
Expenses by nature	161	215	215
E n r e penalties [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	5,898	6,432	7,321
Selling expenses	12,749	8,728	5,079
Administrative expenses
Expenses by nature	18,647	15,160	12,400
Taxes and charges [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	10,729	10,051	10,622
Administrative expenses	432	428	517
Expenses by nature	11,161	10,479	11,139
Other [member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	10	5	3
Selling expenses	2	1	3
Administrative expenses	182	137	165
Expenses by nature	$ 194	$ 143	$ 171